Investment Strategy	Apr. 28, 2026
Rational Equity Armor Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in common stock of dividend paying companies included within the S&P 500 Index. The Fund may also invest in exchange-traded funds (“ETFs”). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities. The Fund seeks to hedge the majority of its stock exposure by investing up to 20% of its assets in futures contracts on the Cboe Volatility Index (the “VIX Index”) (“VIX Futures”) or other similar volatility-related futures and options contracts, and in cash and cash equivalents, including U.S. Treasury obligations, as a hedge against the common stock held in the Fund’s portfolio.

The Fund’s investment sub-advisor, Equity Armor Investments, LLC (the “Sub-Advisor”), uses a rules-based quantitative strategy to create a portfolio primarily composed of common stock of dividend paying companies (including real estate investment trusts (“REITs”)) that it believes offer the best return potential and relatively low volatility under the current economic environment. Stocks are selected based on a proprietary model comprised of the following factors: (i) domestic factors, such as unemployment rate, corporate cash flow, housing starts, auto sales, and new durable goods; (ii) monetary factors; (iii) interest rates; (iv) various index levels, including gold index, energy prices, consumer price index; and (v) international factors, such as euro exchange rates, FTSE 100, Tokyo stock exchange, and agricultural exports. The goal of the strategy is to select those companies with prices that: (i) are primarily driven by the economy rather than company-specific information; (ii) are neutral or suitable in the current economy; (iii) do not exhibit excessive reaction to economic changes; and (iv) have decreased in value in lesser amounts historically than the S&P 500 Index during periods of declines in the S&P 500 Index. The Fund may gain exposure to these companies through investment in ETFs if such exposure can be gained more efficiently by investing in ETFs instead of a basket of stocks. The Fund’s sector allocation typically will not exceed approximately three times the sector’s weight in the S&P 500 Index, and the Fund’s allocation to any sector shall not exceed approximately 50% of the Fund’s assets at the time of investing. The Fund’s sector allocation is assessed and rebalanced as needed. The Fund’s sector allocation process does not focus on any particular sectors.

The Fund invests in volatility futures contracts utilizing a proprietary strategy that seeks to correlate to Equity Armor Investments VOL365 Index (“EAVOL”), known as the “EAVOL Trading Strategy.” The EAVOL Trading Strategy is constructed pursuant to a rules-based volatility analysis that identifies investments that present the least potential for time decay (i.e., the decline in the value of a contract over the passage of time), while maintaining the highest correlation to near-term volatility futures price movement each day. The Fund primarily invests in VIX Futures or other similar volatility-related products and seeks to achieve high correlation to the return of the EAVOL Trading Strategy for this component of the Fund’s portfolio. Historically, volatility futures contracts tend to negatively correlate to equity price movement. Therefore, the EAVOL Trading Strategy may appreciate during times of downward equity prices or when implied volatility expectations of equities rise. Likewise, when equity prices appreciate or implied volatility expectations decline, the EAVOL Trading Strategy is likely to decline in value. Volatility analysis includes the study of price, momentum, future curves, as well as recurring price patterns. The components of the EAVOL Trading Strategy are adjusted daily. The Fund adjusts the weighting of the EAVOL Trading Strategy relative to its equity position daily as well.

The Sub-Advisor may also choose to trade securities related to the VIX Index, such as S&P 500 Index futures, options on S&P 500 Index futures, options on the S&P 500 Index and the VIX Index, as well as options on other equity indexes in order to achieve the volatility overlay to the Fund’s equity exposure, if the Sub-Advisor determines that these securities provide greater access to volatility and, at such time, the total EAVOL Trading Strategy. The use of such S&P 500 Index futures and options thereon will typically be used in adverse market conditions where the VIX Index is above 30, which is roughly two times its historical average price.

The Fund’s volatility hedging strategy aims to minimize possible losses that are common in stock indexes so that investors might be able to ride out market swings in pursuit of their long-term investment objectives. However, the volatility overlay has an associated cost. Given the negative correlation between equity price movements and the EAVOL Trading Strategy described above, the strategy may result in a reduction in the Fund’s return. The Fund’s strategy has no annualized target for the level of volatility it seeks to achieve under normal circumstances. There may be times that the Sub-Advisor determines not to implement the Fund’s volatility hedging strategy.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Rational Premium Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by implementing options strategies on the S&P 500® Index, futures contracts on the S&P 500® Index, or options and futures contracts on similar U.S. stock indexes, and/or their underlying constituents. Options strategies may include buying and selling options, buying and selling option spreads, and writing covered call options. The Fund also invests collateral in excess of that needed for investing in options strategies in primarily high-quality, short-term income-producing securities and cash and cash equivalents, including treasury securities and money market funds.

The Fund may invest in one or more non-exchange-traded total return swap contracts and/or one or more structured notes to gain exposure to some or all of the options strategies. These instruments can provide exposure to a basket of options strategies, including option writing and various options spreads. The options strategies are generally designed to take advantage of certain inefficiencies in the market and typically have a positive carry expectation (i.e., a positive net income expectation from putting on the options positions). The options strategies may implement risk mitigation techniques, including intraday delta hedging, which is a risk management strategy intended to reduce market exposure from written options by establishing offsetting positions in the underlying asset or related instruments. These types of options strategies may also be implemented directly without the use of a total return swap and/or structured note.

The Fund may also implement covered call strategies in which the Fund sells call options on securities it holds to generate premium income and provide partial downside protection. The covered call writing may be implemented directly or included within the basket of options strategies implemented via total return swap contracts and/or structured notes. To the extent the Fund utilizes covered calls, the Fund intends to write covered call options on stock indexes, such as the S&P 500® Index, or on individual large-capitalization stocks.

The Fund also invests in income-producing securities and cash and cash equivalents, some or all of which may serve as margin or collateral for the Fund’s options exposures. The income-producing securities in which the Fund may invest include short-term U.S. corporate bonds (including convertible bonds) and real estate investment trusts (“REITs”). The Fund may invest in corporate bonds of any credit quality (including “junk” bonds), effective maturity or average modified duration; however, under normal circumstances, the Fund intends to hold a majority of its portfolio in investment grade corporate bonds (i.e., those rated BBB or higher by S&P Global Ratings, or the equivalent by another nationally recognized statistical ratings organization).

The Advisor generally intends to hold such bonds to maturity, but may sell any such security if the Advisor believes that the securities no longer offer compelling risk-adjusted return potential.

Distribution Policy – In order to allow shareholders of the Fund to realize a predictable, but not assured, level of cash flow, the Fund has adopted a policy (which may be modified at any time by its Board of Trustees) to pay monthly distributions on Fund shares at a specific target rate to be determined at the discretion of management. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies – Distribution Policy and Goals” section in the Fund’s Prospectus.

Rational Dynamic Brands Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing primarily in the stocks of 25 to 50 companies with the most attractive and leading brands, from a fundamental and technical perspective, contained in the Alpha Brands Consumer Spending Index (the “Index”). The Index tracks the performance of 200 highly recognizable and relevant U.S. and foreign brands with a business to consumer and business to business focus. Companies with a business to consumer focus primarily operate to create and sell products and/or services to the consumer on a direct basis or through intermediaries. Companies with a business to business focus generally create and sell products and/or services to other businesses, which are typically used to aid these businesses in serving their clients. The Fund’s strategy is based on the premise that consumption drives the U.S. economy, with roughly 70% of U.S. Gross Domestic Product (“GDP”) derived from household consumption, and that brand loyalty, demographics, and incomes typically drive consumption habits.

Brands are assets owned by a corporation that often represent products and services to an end user. Companies sell products and services under a unique product name or “brand” that has built an emotional connection with customers over time and with large amounts of advertising dollars. The leading brands have embedded themselves in our daily lives and often inspire trust, loyalty and respect.

The Index measures the performance of 170 to 180 U.S. exchange listed companies and 20 to 30 non-U.S. exchange listed companies selected from 70 or more sub-industries that are deemed by the index provider’s rules-based methodology to have a large number of companies focused directly or indirectly on the consumer and consumer/business products and services. The number of non-U.S. companies included in the Index will be determined at the investment committee’s discretion and based on the opportunities seen in non-U.S. brands. The Index methodology is designed to track the leading companies by isolating those companies with the highest market cap, three-year total sales and three-year sales growth. By virtue of being at the top of these rankings, a company is deemed a “leading” company in its consumer-focused industry or its business to business focused industry. A company is excluded from the index if (i) it does not rank high enough to be eligible for inclusion based on the methodology described above at the time of initial calculation or in subsequent years’ reconstitutions; or (ii) it is acquired by another company where such acquired company’s shares cease trading on an exchange. The Index is equally weighted and is rebalanced and reconstituted annually in December. The Fund’s investment sub-advisor, Accuvest Global Advisors (the “Sub-Advisor”), is also the sponsor of the Index.

From the universe of securities in the Index, the Sub-Advisor selects the Fund’s portfolio based on its multi-step proprietary investment process. The Sub-Advisor uses fundamental and technical analysis to identify companies to include in the Fund’s portfolio. Fundamental analysis includes analyzing a company’s cash flow, sales, earnings per share, intangible assets, and similar statistics to identify companies that the Sub-Advisor believes have a competitive advantage over other companies. Technical analysis includes analyzing a company’s price movements over various time frames to identify the most attractive buy and sell levels, which helps identify the best time to buy or sell a particular security. The Fund may invest, directly or indirectly through investments in exchange-traded funds (“ETFs”), in both U.S. and foreign companies included in the Index, including through American Depositary Receipts (“ADRs”), and companies domiciled in emerging markets. Although the Fund may invest in companies of any market capitalization, it expects the market capitalization of the companies held in its portfolio to be $2 billion and above at the time of purchase. From time to time, the Fund may also invest in ETFs to gain exposure to particular consumer-focused and business to business focused industries. In times of economic turmoil or unusually high equity valuations where equity risk is deemed high, or other unfavorable conditions, the Fund may invest in cash and cash equivalents, inverse equity ETFs and in asset classes that have historically been safe havens when equities were experiencing drawdowns, which are U.S. Treasury securities, short-term bonds, and the U.S. dollar. The Fund may invest across sectors, and at times might have individual positions that in the aggregate result in significant exposures to specific sectors, such as the consumer discretionary, consumer staples and financials sectors.

The process begins with the identification of the primary characteristics currently driving returns of S&P 500 companies. Examples of such characteristics include growth, value, size, momentum, strong balance sheet (i.e., high assets over liabilities, high total assets over total debt, high cash on balance sheet, low debt to equity ratio), profitability and dividend yield (a financial ratio that indicates how much a company pays out in dividends each year relative to its share price). Multiple baskets of companies included in the Index are then created based on these characteristics. Along with company fundamentals, the Sub-Advisor takes into account interest rate movements and U.S. dollar movements when analyzing stock and sector allocations. The investment process identifies important growth themes, employs single and multi-factor screens to identify those companies with the strongest fundamentals, and analyzes various technical and risk factors to select the companies with the most attractive current price. The Sub-Advisor, based on its fundamental and technical analysis, determines the appropriate weighting of the companies within the Fund’s portfolio. Allocations of the portfolio’s equity assets to cash, cash equivalents, inverse equity ETFs, and in asset classes that have historically been safe havens when equities were experiencing drawdowns, which are U.S. Treasury securities, short-term bonds, and the U.S. dollar, are based on the Sub-Advisor’s proprietary risk dashboard, which monitors current equity market technical indicators (important moving averages and crosses of those averages), macroeconomic fundamental indicators (valuations, GDP growth, inflation trends), as well as interest rate and U.S. dollar movements. The Fund’s allocation of its assets to cash, cash equivalents, and protective ETFs may be significantly skewed towards cash and/or protective assets at times of high market stress.

The companies held by the Fund are sold when there is a change in fundamentals, the target price of the company is met, and/or the Sub-Advisor has identified better investment opportunities.

Rational Strategic Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in a portfolio of futures contracts on the S&P 500 Index (the “Index”) (“Index Futures”) and in income and yield-oriented securities. The Index measures the performance of the 500 largest publicly traded companies in the United States. The Fund’s investments in Index Futures are designed to provide a return (before fees and expenses) that approximates the performance of the Index. The Fund also seeks to achieve its investment objective by investing in a portfolio of income and yield-oriented mutual funds typically representing non-traditional income and yield-oriented asset classes (“Underlying Funds”) with the objective to: (1) provide current income; (2) provide additional return over the long term; and (3) support the goal of moderate capital appreciation by buffering the impact of downside equity market volatility. The Underlying Funds are also advised by the Advisor or an affiliate of the Advisor. The Fund will hold cash and cash equivalents, including U.S. Treasury securities, as margin or collateral for the Fund’s futures investments.

Under normal market conditions, the Fund intends to invest in a portfolio of Underlying Funds, excluding cash and cash equivalents required for margin or collateral, while also maintaining notional exposure to the Index through its investments in futures contracts, which are intended to provide the Fund with economic exposure to U.S. equities in an amount up to the value of the Fund’s net assets. The term “notional exposure” refers to an investor’s exposure to the face value of an asset, whereas “economic exposure” refers to exposure to the market value of an asset. As a result, the Fund’s total investment exposure (direct investments in Underlying Funds plus notional exposure to the Index) will typically be equal to approximately 200% of the Fund’s net asset value. The Fund will maintain roughly 70% - 100% notional exposure to futures and roughly 70% - 100% notional exposure to underlying funds. The Fund could lose money on its investments in the Underlying Funds and through its exposure to the Index at the same time, potentially magnifying losses during periods of equity market sell-offs.

The Underlying Funds in which the Fund may invest typically focus on non-traditional income and yield-oriented investments, including asset classes such as agency and non-agency residential and commercial mortgage-backed securities (“MBS”) (including hedged agency MBS and collateralized mortgage obligations); asset-backed securities (including collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”)); corporate debt, convertible securities, and floating rate loans and other floating rate investments; real estate investment trusts (“REITs”); and other alternative strategies that generate yield. The Fund may invest in Underlying Funds without any constraints as to the market capitalization, duration, maturity, country of domicile (including emerging market countries), or type of securities or investments held by the Underlying Funds. Certain of the Underlying Funds may hold, without limit, debt securities of any credit quality, including below investment grade debt securities (also known as “junk” bonds).

The Advisor has broad discretion in the purchase of Underlying Funds for the Fund’s portfolio. The Advisor selects Underlying Funds based on a fundamental research process.

Return Stacked® Balanced Allocation & Systematic Macro Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed mutual fund that seeks to achieve its investment objective by investing in two complementary strategies: a Balanced Allocation Strategy and a Systematic Macro Strategy. The Fund uses derivative contracts to “stack” the total return of holdings in the Fund’s Balanced Allocation Strategy together with the returns of the Fund’s Systematic Macro Strategy. Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s Balanced Allocation Strategy and approximately one dollar of exposure to its Systematic Macro Strategy. Therefore, the returns of the Systematic Macro Strategy are effectively stacked on top of the returns of the Balanced Allocation Strategy.

Under normal circumstances, the Fund will target a 100% exposure to the Balanced Allocation Strategy and 100% exposure to the Systematic Macro Strategy. Each Strategy is described below. Notional value is the total underlying amount of a derivatives trade. Leverage allows an investor (like the Fund) to use a small amount of money to gain exposure to a larger (and potentially, a much larger) amount. So, notional value reflects the total value of a trade, not the cost (or market value) of taking the trade. Through the Fund’s use of futures contracts in both its Balanced Allocation Strategy and Systematic Macro Strategy (each as described below), the Fund provides leveraged exposure to a combination of assets held in the Balanced Allocation Strategy (U.S. equity and U.S. fixed income) and the Systematic Macro Strategy (equities, fixed income, currencies, and commodities). Further, the Fund (and the Subsidiary) will hold U.S. Treasury bills and cash equivalents as collateral for the futures contracts as well as to generate income.

Balanced Allocation Strategy:

The Fund’s Balanced Allocation Strategy aims to provide exposure to a target mix of approximately 50% U.S. equities and 50% U.S. bonds (100% total) with the objective of long-term capital appreciation. To achieve this, the Fund will invest in a combination of U.S. common stock, U.S. Treasury securities, exchange-traded funds (“ETFs”), and futures contracts. Newfound Research LLC (“Newfound”) serves as the investment sub-adviser to the Balanced Allocation Strategy.

U.S Equity Strategy:

The U.S. Equity Strategy seeks to capture the total return of large capitalization U.S. equity markets with the objective of long-term capital appreciation. The Fund will gain exposure to large capitalization U.S. equity markets through investment in broad-based U.S. large capitalization ETFs and/or U.S. equity index futures contracts. The Fund may also implement the U.S. Equity Strategy by investing directly in the common stock of U.S. large capitalization companies. The Fund defines large capitalization companies as those companies with market capitalizations of $8 billion or greater.

U.S. Bond Strategy:

The U.S. Bond Strategy seeks to capture the total return of the broad, investment grade, U.S. fixed income market with the objective of long-term capital appreciation. To do so, the Fund will invest in ETFs that provide broad exposure to investment grade U.S. corporate and government bonds and/or U.S. Treasury futures contracts, and will invest in such ETFs without any constraints as to maturity. The Fund will also invest in futures contracts on U.S. Treasuries with maturities ranging from two to 30 years, with a target duration of two to eight years.

The Fund may also implement the U.S. Bond Strategy by investing directly in U.S. Treasury bills, notes, and bonds across the yield curve. The U.S. Treasury securities held by the Fund will have a target duration of two to eight years.

Systematic Macro Strategy:

The Fund provides exposure to major global asset classes, including equities, bonds, currencies, and commodities. To gain access to these asset classes, the Fund will invest in futures contracts (including commodity futures, index futures, equity futures, bond futures and interest rate futures), currency forwards, options and swaps (including commodity swaps, swaps on commodity futures, equity swaps, swaps on index futures, total return swaps and interest rate swaps), either by investing directly in the instruments or, indirectly, through its Subsidiary (as described below). Investments by the Fund may be made in domestic and foreign markets, including emerging markets.

The Fund’s futures trading advisor, ReSolve Asset Management SEZC (Cayman) (the “Futures Trading Advisor” or “ReSolve Global”), uses a proprietary methodology to create a portfolio of securities with exposures to a number of characteristics, including, but not limited to: total-return momentum, trends, seasonal patterns, carry measures, mean reversion and others, while simultaneously maximizing diversification based on changing estimates of volatility and correlations across global asset classes.

●	Momentum: Momentum strategies seek to capitalize on the tendency of assets that have performed well recently to continue outperforming in the near term. By identifying investments with strong relative performance over a defined period, typically one year or less, these strategies aim to ride the wave of positive momentum.

●	Trend: Trend strategies aim to benefit from sustained price movements by identifying and following established upward or downward trends in the market. Using a systematic, data-driven approach, the Futures Trading Advisor seeks to capture opportunities across various asset classes, including equities, bonds, currencies, and commodities.
●	Seasonal: Seasonal strategies seek to capitalize on patterns of performance that tend to recur at specific times of the year. These strategies are based on the observation that certain asset classes, sectors, or markets exhibit predictable trends tied to calendar events, such as quarter-end rebalancing, holiday-driven consumer demand, or tax considerations. The Futures Trading Advisor employs a systematic approach to identify and exploit these recurring patterns, taking long positions in assets expected to benefit from seasonal trends while shorting (i.e., entering into a derivatives contract that profits from a decline in the price of the underlying asset) those likely to experience seasonal underperformance.

●	Carry: Carry refers to the return an asset is expected to generate if its price and market conditions remain unchanged, typically driven by factors like interest rates or dividends. Carry strategies focus on capturing these returns by favoring assets with higher carry over those with lower carry. The strategy involves taking long positions in assets that offer higher carry, such as bonds or currencies with attractive interest rate differentials, while shorting assets with lower carry.

●	Mean Reversion: Mean reversion strategies rely on the tendency of asset prices to revert to their historical averages or long-term trend levels after periods of extreme performance. These strategies assume that assets experiencing large deviations from their historical norms will eventually correct, presenting opportunities to profit from the reversal. The strategy will seek to buy assets that have recently underperformed relative to their historical averages, with the expectation that they will rebound, and sell those that have outperformed and are likely to regress.

The Fund will take long or short positions in asset classes, such as equity index and fixed income asset classes, commodities, currencies and volatility indexes. Fund holdings and weights are regularly adjusted in response to material changes in world markets.

The Futures Trading Advisor will utilize its proprietary investment models to determine asset allocations based on multi-factor quantitative market information and account for the opportunity to reduce portfolio volatility through diversification. However, the long-term expected volatility of the Fund, in totality, will be greater than the volatility of either the Balanced Allocation Strategy or Systematic Macro Strategy measured in isolation. The investment models analyze these factors over a broad time spectrum, which may range from several days to multiple years. The Futures Trading Advisor analyzes a number of additional factors in determining how the asset classes are allocated in the portfolio, including, but not limited to: intermediate term (1-18 months) profitability of an asset class or market, liquidity of a particular market, desired diversification among markets and asset classes, transaction costs, exchange regulations, and depth of market. The allocations are reviewed daily, although changes may occur less frequently.

Under normal circumstances, the Fund’s aggregate notional exposure to the Systematic Macro Strategy will be approximately 100% of the Fund’s net assets, creating overlay exposure through leverage to a globally diversified portfolio of futures contracts. For example, if the Fund has $100 in assets, the Fund expects to achieve $100 of exposure to the Balanced Allocation Strategy and $100 of exposure to the Systematic Macro Strategy from the leverage created by the futures contracts. This is akin to investing $100 in a combination of U.S. Equity and/or U.S. Fixed Income securities or ETFs, borrowing $100, and putting the borrowed $100 in a systematic macro fund. The Fund’s use of leverage, represented by the borrowed $100 in the example, could amplify the effects of market volatility on Fund performance when compared to investing directly in the same portfolio.

The Fund expects to invest up to approximately 50% of its net assets in U.S. Treasury bills, money market funds, cash, and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser or Futures Trading Adviser determines), that provide liquidity, serve as margin or collateralize the Fund’s investments in derivative contracts for the Systematic Macro Strategy. Combined with the Balanced Allocation Strategy, the Fund may invest up to 100% of the Fund’s net assets in U.S. Treasury bills, money market funds, cash, and cash equivalents.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Investments in Subsidiary – The Fund executes a portion of its strategy by investing up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests the majority of its assets in commodity futures contracts and other derivative contracts, subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The Subsidiary is RDMF Fund Limited, a Cayman Islands company. The Subsidiary is advised by the Fund’s Advisor, Futures Trading Advisor and ReSolve Asset Management Inc., the Fund’s investment sub-advisor to the Systematic Macro Strategy.

Rational/Pier 88 Convertible Securities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in convertible securities. Convertible securities are “hybrid” securities that possess both fixed income and equity characteristics. A convertible security is a bond, note, preferred stock or other securities that may be converted into a prescribed amount of common stock of the same or a different issuer at a pre-stated price or cash equivalent. Convertible securities may include corporate bonds, debentures, notes, or warrants. By investing in convertible securities, the Fund seeks the opportunity to participate in the capital appreciation of underlying stocks, while at the same time relying on a fixed income aspect of the convertible security to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market.

The Fund will generally invest primarily in investment-grade instruments. The Fund may also invest opportunistically in non-rated securities that are considered by the Fund’s portfolio managers to be equivalent to investment-grade securities, which at times may represent a significant share of the Fund’s overall portfolio. The Fund may invest in U.S. companies of any market capitalization without limit; however, the Fund expects to invest primarily in large capitalization companies. The Fund may invest across sectors, and at times might have individual positions that in the aggregate result in significant exposures to specific sectors, such as the information technology sector and real estate sector, including real estate investment trusts (“REITs”). While there are no restrictions on maturity, under normal market conditions the Fund’s portfolio is generally expected to have a dollar-weighted average maturity of less than five years. The Fund may invest in securities of any duration (i.e., the sensitivity of a fixed income security’s price to interest rate changes) without limit.

The Fund’s investment sub-advisor, Pier 88 Investment Partners, LLC (the “Sub-Advisor”), will structure the Fund’s portfolio based on its macroeconomic views and will seek to take advantage of perceived secular (longer term) and cyclical themes across all industry sectors. The Sub-Advisor approaches investment decisions primarily from an equity analysis perspective given that historically, equity sensitivity has been the primary driver of returns of the convertible securities asset class. The Sub-Advisor establishes a view on the intrinsic value of a company and then examines the overall capital structure of that company to identify potential mis-pricings. The selection process focuses on individual securities as part of a broader secular or cyclical theme, where the Sub-Advisor believes that the risk-adjusted probability of upside appreciation outweighs potential downside. The Sub-Advisor will value securities using a fundamental top-down research approach, which will include scenario analysis to identify potential pricing inefficiencies as well as various risk management techniques to enhance overall portfolio construction. The Sub-Advisor seeks to build the Fund’s portfolio through exposure to companies across industry sectors and will target yields competitive with the overall convertible bond asset class.

The Fund may also invest directly in common stocks to obtain sector exposure or when the Adviser believes such investments offer a more attractive risk-return profile than convertible securities with elevated premiums.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Rational Special Situations Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by primarily investing in agency and non-agency residential and commercial mortgage-backed securities, with a focus on non-agency residential mortgage-backed securities. Non-agency residential mortgage-backed securities are collateralized by pools of residential mortgages which are not insured by government sponsored enterprises or agencies (such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) and Government National Mortgage Association (“GNMA”). The Fund’s non-agency mortgage-backed securities investments have a wide variety of payment characteristics and preferences and can have fixed or floating interest rates. The Fund may also invest in collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and other asset-backed securities, including those backed by credit card receivables, auto loans, aircraft leases and student loans. The Fund’s investment sub-advisor, ESM Management, LLC (the “Sub-Advisor”), will allocate the Fund’s investments to asset classes that it views as offering the best values in the marketplace on a relative (risk-adjusted) basis at that time.

The Sub-Advisor seeks to identify, through its own proprietary research and analysis, investments that it believes are undervalued and/or have the potential to achieve an above-market yield over the longer term. The investment strategy also seeks to identify “special situations” within fixed income markets, particularly the market for non-agency mortgage-backed securities and corporate bonds, where the Fund will make opportunistic investments in securities that may be mispriced due to structural or market driven factors. In this regard, the Sub-Advisor seeks to identify complexities, inefficiencies or flaws in the underlying legal and technical structures of certain debt issuances that the Sub-Advisor believes may have gone unnoticed by, or that are being misunderstood by, other market participants, such that the market is undervaluing the expected return. These opportunities that the Sub-Advisor seeks to identify may come in the form of flaws of logic or interpretation in a debt security’s pooling and servicing agreements or bond indentures. The Sub-Advisor seeks to identify and then exploit these opportunities while seeking to limit downside exposure. The Sub-Advisor will seek to remedy issues it has identified in the security through activist strategies, including, in cases where the investment’s cash flows are not being directed properly: (i) bringing the technical issue to the attention of indenture trustees or servicers; (ii) negotiating with the applicable parties to compensate the Fund for the issue; or (iii) through litigation or the threat of litigation. Once a potential special situation investment is identified, the Sub-Advisor estimates various factors, including the investment’s anticipated baseline return, potential upside, probability of upside scenario, and investment horizon. Based on this analysis and the market opportunity in terms of outstanding issue size and ability to source the security, the Fund’s investment will be sized based on the Sub-Advisor’s discretion.

The implementation of the Sub-Advisor’s “special situations” activist strategies will from time to time cause the Fund to incur special litigation expenses, and the success of the strategies, including recovery of such expenses through the receipt of settlement or judgment amounts, may not occur or may involve longer time frames than originally expected. Investors that redeem shares of the Fund prior to the Fund’s realization of desired investment returns or recovery of litigation expenses may not experience the full intended benefit of the activist strategy and may not experience the same investment returns as investors that did not redeem their shares.

The Fund does not limit its investments to a particular credit quality and may invest without limitation in debt securities rated below investment grade (commonly referred to as “junk” bonds). Below investment grade securities include those rated, at the time of purchase, below Baa3 by Moody’s Investor Services or equivalently by another nationally recognized statistical rating organization (“NRSRO”), as well as non-rated securities determined by the Sub-Advisor to be of comparable quality. The securities underlying the mortgage- and asset-backed securities in which the Fund invests may include distressed debt securities (i.e., underlying loans and assets that are in default or likely to default). An NRSRO will consider the underlying loans or assets collateralizing a mortgage- or asset-backed security when determining the credit rating of such security. The Sub-Advisor will also consider the security’s credit rating when evaluating the security for investment by the Fund.

In managing the Fund’s investments, the Sub-Advisor seeks to construct an investment portfolio with a weighted average maturity that ranges between 1 and 30 years and a weighted average effective duration that ranges between -9 and 9 years. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. Certain mortgage-related securities in which the Fund may invest, such as interest-only securities and related derivatives, have “negative duration.” This means that the value of these instruments normally increases as interest rates increase, unlike most other debt instruments. This generally allows some portion of the portfolio’s market risk to be hedged with a purchase, rather than a short sale, and allows the portfolio to realize positive cash flows on the hedge as a result of interest received with respect to that security.

The Fund may also invest in U.S. Treasury and agency securities, structured notes, and over-the-counter and exchange-traded derivative instruments. The Fund will use derivatives for hedging purposes. The Fund may hedge against rising interest rates through interest rate swaps, interest rate-linked futures and call and put options on interest rate futures. The Fund may hedge against rising default rates through credit default swaps, total return swaps linked to an asset or asset class representative of the default risks faced by the Fund, and credit spread options.

The Fund concentrates its investments in the mortgage-backed securities industry, which includes agency and non-agency mortgage-backed securities.

Distribution Policy: The Fund’s distribution policy is to make monthly distributions to shareholders. The Fund may, at the discretion of management, target a specific level of monthly distributions (including any return of capital) from time to time. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies – Rational Special Situations Income Fund - Distribution Policy and Goals” section in this Prospectus.

Rational/RGN Hedged Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund aims to provide a higher return, lower-risk alternative with minimal tracking error to a long-only S&P 500 Index.

The Fund aims to achieve its investment objective by combining two complementary investment strategies:

●	A long-only equity portfolio designed to approximate the performance of the S&P 500 Index (the “Equity Component”), and

●	An overlay component (the “Overlay Component”) designed to reduce risk and enhance return that makes investments in futures, forwards, options contracts and foreign currency via Foreign Exchange (“FX”).

The Equity Component: Under normal circumstances, the Fund invests at least 80% of its net assets in the “Equity Component.” The Fund endeavors to maintain the majority of its equity exposure through the use of exchange-traded funds (“ETFs”) and/or common stocks. The Fund may choose to obtain the remainder of its equity exposure through the use of futures and options contracts. The Fund’s Equity Component investments are made on a relatively passive and long-only basis.

If investing directly in common stocks, R. G. Niederhoffer Capital Management, Inc., the Fund’s investment sub-advisor (the “Sub-Advisor”) will use a near replication methodology, meaning it seeks to invest in most or all of the companies comprising the Index in near proportion to the weightings in the S&P 500 Index.

The S&P 500 Index is a stock market index tracking the stock performance of 500 of the largest companies listed on stock exchanges in the United States.

The Overlay Component: The remaining assets of the Fund are invested in the “Overlay Component,” either directly or via an investment in one or more wholly-owned Subsidiaries (as described below) in which up to a total of 25% of the Fund’s total assets may be invested. The Fund and its Subsidiaries may also hold assets in cash, money market mutual funds, U.S. Treasury Securities, and other cash equivalents, some or all of which will serve as margin or collateral for the Fund’s investments.

The Overlay Component aims to enhance the Fund’s return and to protect the downside risk of the Equity Component’s equity exposure to the S&P 500 Index by:

●	providing risk reduction during declining periods for equities;

●	achieving profits during volatile directionless periods for equities; and

●	enhancing returns during rising periods for equities.

To accomplish this, the Overlay Component makes long and short investments in various domestic and international instruments (the “Instruments”) using a proprietary, quantitative investment strategy. These Instruments include Foreign Exchange (FX) currency and forward contracts, exchange-traded commodity and financial futures contracts in domestic and foreign markets, exchange-traded digital asset futures contracts, exchange-traded option contracts in domestic and foreign markets, individual common stocks, ETFs, liquid Sovereign Debt instruments, and liquid interest-rate swaps. As of the date of this Prospectus, the Fund anticipates exposure to Bitcoin and Ethereum through futures contracts, but may obtain exposure to other digital assets also. The Fund will not invest directly in digital assets.

The Sub-Advisor invests the Overlay Component assets using a systematic tactical investment strategy combining “mean-reversion,” “short-term momentum,” and “trend-following.” “Mean-reversion” trading refers to investments made in the opposite direction to a recent market move, in anticipation that the market will return to its original price level. “Short-term momentum” trading refers to investments made in the same direction as a recent market move, with the expectation that the market move will continue in the same direction for a relatively short period of time (hours to days), after which the trade will be exited. “Trend-following” refers to a similar type of momentum-based trading where trades are made anticipating that the price move will continue in the same direction for a few hours to a few days. However, “trend-following” trades typically last longer than “short-term momentum” trades, and often capture market moves lasting weeks or longer in duration.

Investments are generally automatically selected and implemented using a combination of numerous quantitative trading rules that have been developed by the Sub-Advisor over its history of operation since 1993. The Sub-Advisor engages in an extensive research effort to evaluate and enhance its quantitative trading strategy, and often adds, modifies, and improves its trading rules, techniques, algorithms, calculations, execution strategies, and other aspects of its operation.

These rules identify repeating patterns of non-random market behavior using a proprietary software platform and a decades-long database of intraday futures, equity and commodity price data, as well as other data. Under normal circumstances, most investments will typically be held for a period of a few hours to 1-2 weeks, rather than months to quarters at a time as is often the case in approaches such as long-term trend-following.

The Fund’s position sizes, its risk levels, and maximum and minimum exposure levels are determined based on factors such as liquidity, volatility, covariance, the historical tendency of the portfolio to rise or fall depending on the movement of stocks, interest rates, and other major markets, macroeconomic factors, and historical and potential price behavior.

While the Sub-Advisor’s strategy is primarily systematic, the Sub-Advisor may on certain occasions employ human discretionary methods for trading and risk management, particularly during unusual market periods. These discretionary decisions, when they do occur, often involve taking steps to reduce the risk of the strategy.

Because of the Fund’s active trading strategy, its higher trading volume may lead to higher transaction costs that may affect the Fund’s performance.

Investments in Subsidiary – The Sub-Advisor executes a portion of the Fund’s strategy by investing up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests the majority of its assets in commodity future contracts and other derivative contracts. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The Subsidiary is RRDEF Fund Limited, a Cayman Islands company. The Subsidiary is advised by the Fund’s Advisor and sub-advised by the Sub-Advisor.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.